RELATED PARTIES - TRANSACTIONS AND BALANCES:	6 Months Ended
Jun. 30, 2015
RELATED PARTIES - TRANSACTIONS AND BALANCES: [Abstract]
RELATED PARTIES - TRANSACTIONS AND BALANCES:
NOTE 8 - RELATED PARTIES - TRANSACTIONS AND BALANCES:

a.	Transactions with related parties

Related parties include the Chairman of the Board of Directors and the Chief Executive Officers of the Company.

	Six months ended June 30		Three months ended June 30
	2015	2014	2015	2014
Expenses:
Payroll expenses	$641	$274	$316	$111
Directors fee	172	-	74	-
Finance expenses on convertible loans and warrants	-	$103	-	$87

b.	Balances with related parties –

	June 30
	2015	2014
Accounts payable and accruals	$145	-